Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 1,513,224	$ 64,893
Deferred offering costs – current	99,302	1,071,947
Debt issuance costs – current	671,804	671,804
Prepaid expenses and other	677,246	410,085
Total Current Assets	2,961,576	2,218,729
Non-Current Assets
Debt issuance costs – net of current portion	694,654	1,198,512
Right of use asset – operating lease	379,509
Other assets	47,177
Total Assets	4,082,916	3,417,241
Current Liabilities
Accounts payable and accrued expenses	1,640,833	2,917,801
Accounts payable – related parties	499,900	628,277
Accrued advisory fee – related party	3,675,569
Litigation settlement payable	4,746,250	4,641,250
Convertible promissory notes, net of discount	4,700,794
Accrued compensation	255,099	734,874
Lease liability, current	69,877
Total Current Liabilities	15,588,322	8,922,202
Long Term Liabilities
Lease liability, net of current portion	308,864
Total Liabilities	15,897,186	8,922,202
Shareholders’ Deficit:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares were issued and outstanding as of September 30, 2025 and December 31, 2024
Common stock, $0.0001 par value, 100,000,000 shares authorized; 19,474,303 and 18,090,526 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	1,948	1,809
Additional paid in capital	85,414,333	45,101,675
Accumulated deficit	(97,230,551)	(50,608,445)
Total Shareholders’ Deficit	(11,814,270)	(5,504,961)
Total Liabilities and Shareholders’ Deficit	$ 4,082,916	$ 3,417,241